Loans and Debt Securities Modified in Troubled Debt Restructuring (Detail) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financing Receivable, Modifications [Line Items]
Loans and debt securities whose terms have been modified in troubled debt restructuring	1,275,284	1,125,827	781,893
Loans
Financing Receivable, Modifications [Line Items]
Loans and debt securities whose terms have been modified in troubled debt restructuring	1,275,284	1,097,275	747,183
Debt Securities
Financing Receivable, Modifications [Line Items]
Loans and debt securities whose terms have been modified in troubled debt restructuring		28,552	34,710